Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	2 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	35,216,000	35,216,000	35,216,000
Common stock, shares outstanding	35,216,000	35,216,000	35,216,000
Common stock, shares designated	110,000,000	110,000,000	110,000,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	6,615,000	6,615,000	6,615,000
Preferred stock, shares outstanding	6,615,000	6,615,000	6,615,000
Preferred stock, shares designated	6,615,000	6,615,000	6,615,000
Preferred stock, liquidation preference value	$ 6,615,000	$ 6,615,000	$ 6,615,000
Series A-1 Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	2,525,800	2,525,800	2,525,800
Preferred stock, shares outstanding	2,525,800	2,525,800	2,525,800
Preferred stock, shares designated	2,525,800	2,525,800	2,525,800
Preferred stock, liquidation preference value	$ 4,752,040	$ 4,752,040	$ 4,752,040
Series A-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	4,039,963	4,039,963	4,039,963
Preferred stock, shares outstanding	4,039,963	4,039,963	4,039,963
Preferred stock, shares designated	4,039,963	4,039,963	4,039,963
Preferred stock, liquidation preference value	$ 12,119,889	$ 12,119,889	$ 12,119,889
Series A-2A Preferred Stock [Member]
Temporary equity, shares issued			3,333,333
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	3,333,333	3,333,333
Preferred stock, shares outstanding	3,333,333	3,333,333
Preferred stock, shares designated	3,333,333	3,333,333
Preferred stock, liquidation preference value	$ 9,999,999	$ 9,999,999
Temporary equity, par value			$ 0.0001
Temporary equity, shares designated			3,333,333
Temporary equity, shares outstanding			3,333,333
Temporary equity, liquidation preference value			$ 9,999,999
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	4,090,540	4,090,540	1,236,786
Preferred stock, shares outstanding	4,090,540	4,090,540	1,236,786
Preferred stock, shares designated	8,571,429	8,571,429	8,571,429
Preferred stock, liquidation preference value	$ 14,316,890	$ 14,316,890	$ 4,328,751
Sponsor [Member] | Maximum [Member]
Shares subject to forfeiture	343,125
Ladenburg and Certain Employees [Member] | Maximum [Member]
Shares subject to forfeiture	31,875
Big Cypress Acquisition Corp [Member]
Temporary equity, shares issued	0	11,500,000
Redemption price	$ 10.10	$ 10.10
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	2,875,000	3,292,200
Common stock, shares outstanding	2,875,000	3,292,200
Shares subject to forfeiture	375,000
Big Cypress Acquisition Corp [Member] | Sponsor [Member] | Maximum [Member]
Shares subject to forfeiture	343,125
Big Cypress Acquisition Corp [Member] | Ladenburg and Certain Employees [Member] | Maximum [Member]
Shares subject to forfeiture	31,875